Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Issued Capital [Member]	Share Premium [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Equity Attributable To Owners Of Parent [Member]	Noncontrolling Interests [Member]
Balance as previously reported (Previously Reported [Member]) at Aug. 31, 2018	$ 6,285	$ 4,605	$ 26	$ 1,745	$ (94)	$ 6,282	$ 3
Balance as previously reported at Aug. 31, 2018	5,970	4,349	27	1,632	(39)	5,969	1
Net income	339	0	0	339	0	339	0
Other comprehensive income (loss)	(6)	0	0	0	(6)	(6)	0
Comprehensive income	333	0	0	339	(6)	333	0
Dividends	(200)	0	0	(200)	0	(200)	0
Dividend reinvestment plan	0	107	0	(107)	0	0	0
Shares issued under stock option plan	22	26	(4)	0	0	22	0
Share-based compensation	2	0	2	0	0	2	0
Balance at Feb. 28, 2019	6,127	4,482	25	1,664	(45)	6,126	1
Balance as previously reported (Previously Reported [Member]) at Aug. 31, 2019	6,285
Balance as previously reported at Aug. 31, 2019	6,285
Transition adjustments - IFRIC 23 (note 2) | Increase Decrease Due To Application Of IFRIC 23 [Member]	(22)	0	0	(22)	0	(22)	0
Net income	329	0	0	329	0	329	0
Other comprehensive income (loss)	(5)	0	0	0	(5)	(5)	0
Comprehensive income	324	0	0	329	(5)	324	0
Dividends	(272)	0	0	(272)	0	(272)	0
Dividend reinvestment plan	0	37	0	(37)	0	0	0
Distributions declared to non-controlling interest	(3)	0	0	0	0	0	(3)
Shares issued under stock option plan	5	6	(1)	0	0	5	0
Shares repurchased [note 9]	(105)	(35)	0	(70)	0	(105)	0
Share-based compensation	1	0	1	0	0	1	0
Balance at Feb. 29, 2020	6,213	4,613	26	1,673	(99)	6,213	0
Restated balance	$ 6,263	$ 4,605	$ 26	$ 1,723	$ (94)	$ 6,260	$ 3